UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6839
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period: January 31, 2020

Item 1. Schedule of Investments.

	Shares	Value
LONG COMMON STOCKS - 54.08%
Aerospace & Defense - 0.78%
The Boeing Company	289	$91,980
Hexcel Corporation	350	25,977
Kratos Defense & Security Solutions, Inc. (a)	8,896	163,153
L3Harris Technologies, Inc.	539	119,297
Lockheed Martin Corporation	150	64,218
Spirit AeroSystems Holdings, Inc., Class A	252	16,461
Textron, Inc.	1,231	56,540
United Technologies Corporation	1,385	208,027
		745,653
Air Freight & Logistics - 0.34%
C.H. Robinson Worldwide, Inc.	86	6,211
Expeditors International of Washington, Inc.	1,638	119,640
FedEx Corporation	1,382	199,892
		325,743
Airlines - 1.16%
Alaska Air Group, Inc.	127	8,203
Deutsche Lufthansa AG (b)	16,261	247,715
JetBlue Airways Corporation (a)	1,260	24,986
Southwest Airlines Company	1,238	68,065
Spirit Airlines, Inc. (a)	2,472	101,525
United Airlines Holdings, Inc. (a)	8,821	659,811
		1,110,305
Auto Components - 0.05%
Delphi Technologies plc (a)(b)	106	1,626
Tenneco, Inc. (a)	250	2,368
Visteon Corporation (a)	508	40,543
		44,537
Automobiles - 0.04%
Fiat Chrysler Automobiles NV (b)	1,668	21,717
General Motors Company	180	6,010
Tesla Motors, Inc. (a)	19	12,361
		40,088
Banks - 0.40%
Citigroup, Inc.	1,635	121,660
First BanCorp (a)	8,190	75,921
Popular, Inc. (a)	1,578	88,305
Sterling Bancorp	3,780	75,600
TCF Financial Corporation	578	24,438
		385,924
Beverages - 0.69%
The Boston Beer Company, Inc., Class A (a)	312	111,191
The Coca-Cola Company	2,900	169,360
Keurig Dr Pepper, Inc.	4,125	117,686
Kirin Holdings Company Ltd. (b)	8,373	183,892
Monster Beverage Corporation (a)	1,188	79,121
		661,250
Biotechnology - 1.38%
AbbVie, Inc.	504	40,834
ACADIA Pharmaceuticals, Inc. (a)(h)	1,210	48,327
Acceleron Pharma, Inc. (a)	313	28,414
Albireo Pharma, Inc. (a)	567	12,871
Aldeyra Therapeutics, Inc. (a)	2,420	12,923
Alexion Pharmaceuticals, Inc. (a)	1,885	187,350
Amarin Corporation plc - ADR (a)(b)	50	928
Applied Genetic Technologies Corporation (a)	194	1,218
Argenx SE - ADR (a)(b)	363	52,377
Ascendis Pharma A/S - ADR (a)(b)	60	8,106
Autolus Therapeutics plc (a)(b)	605	5,941
BELLUS Health, Inc. (a)(b)	575	4,692
Biohaven Pharmaceutical Holding Company Ltd. (a)(b)	1,134	54,988
BioMarin Pharmaceutical, Inc. (a)	436	36,406
bluebird Bio, Inc. (a)	38	3,028
Clovis Oncology, Inc. (a)	823	6,823
Deciphera Pharmaceuticals, Inc. (a)	76	4,760
Dynavax Technologies Corporation (a)	581	2,934
Eiger BioPharmaceuticals, Inc. (a)	1,815	22,433
Epizyme, Inc. (a)	303	6,342
Exact Sciences Corporation (a)	265	24,719
Exelixis, Inc. (a)	1,273	21,896
Fate Therapeutics, Inc. (a)	121	3,069
Fennec Pharmaceuticals, Inc. (a)	321	2,138
FibroGen, Inc. (a)	877	36,702
Galera Therapeutics, Inc. (a)	645	9,572

Gilead Sciences, Inc.	242	15,294
Global Blood Therapeutics, Inc. (a)	325	21,210
Heron Therapeutics, Inc. (a)	387	8,073
Incyte Corporation (a)	504	36,827
Insmed, Inc. (a)	587	12,057
Intercept Pharmaceuticals, Inc. (a)	121	11,182
Iovance Biotherapeutics, Inc. (a)	427	9,283
KalVista Pharmaceuticals, Inc. (a)	242	3,703
Karyopharm Therapeutics, Inc. (a)	182	2,939
Merus NV (a)(b)	302	4,938
Mirati Therapeutics, Inc. (a)	272	23,618
Momenta Pharmaceuticals, Inc. (a)	73	2,118
Natera, Inc. (a)	121	4,236
Neurocrine Biosciences, Inc. (a)	641	64,151
Progenics Pharmaceuticals, Inc. (a)	641	2,859
Ra Pharmaceuticals, Inc. (a)	5,238	245,505
Rigel Pharmaceuticals, Inc. (a)	6,050	13,673
Rocket Pharmaceuticals, Inc. (a)	281	5,755
Sage Therapeutics, Inc. (a)	60	3,977
Sangamo Therapeutics, Inc. (a)	363	2,661
Sarepta Therapeutics, Inc. (a)	151	17,510
Seattle Genetics, Inc. (a)	288	31,216
Stemline Therapeutics, Inc. (a)	1,063	7,048
Turning Point Therapeutics, Inc. (a)	13	760
Twist Bioscience Corporation (a)	375	9,315
uniQure NV (a)(b)	56	3,223
Vanda Pharmaceuticals, Inc. (a)	242	3,086
Vertex Pharmaceuticals, Inc. (a)	460	104,443
Voyager Therapeutics, Inc. (a)	214	2,360
Zymeworks, Inc. (a)(b)	252	10,997
		1,323,808
Building Products - 0.09%
Continental Building Products, Inc. (a)	593	21,935
Johnson Controls International plc (b)	242	9,547
Masco Corporation	871	41,390
Owens Corning	250	15,122
		87,994
Capital Markets - 0.81%
The Charles Schwab Corporation	6,458	294,162
E*TRADE Financial Corporation	3,150	134,253
Evercore, Inc., Class A	312	23,906
MLP SE (b)	4,853	30,248
Moelis & Company, Class A	315	11,340
TD Ameritrade Holding Corporation	2,194	104,171
Tradeweb Markets, Inc., Class A	630	29,093
Virtu Financial, Inc., Class A (h)	1,890	31,544
WisdomTree Investments, Inc.	28,811	121,294
		780,011
Chemicals - 0.99%
Axalta Coating Systems Ltd. (a)	12,528	360,932
Huntsman Corporation	2,771	56,972
Orion Engineered Carbons SA (b)	1,008	15,825
PolyOne Corporation	3,629	120,410
PPG Industries, Inc.	996	119,361
The Sherwin-Williams Company	195	108,613
Shin-Etsu Chemical Company Ltd. (b)	1,439	164,569
		946,682
Commercial Services & Supplies - 0.14%
Covanta Holding Corporation	847	12,688
Harsco Corporation (a)	625	9,312
Waste Connections, Inc. (b)	206	19,840
Waste Management, Inc.	747	90,910
		132,750
Communications Equipment - 0.57%
Calix, Inc. (a)	8,230	75,387
Ciena Corporation (a)	1,323	53,807
CommScope Holding Company, Inc. (a)	9,058	110,372
F5 Networks, Inc. (a)	242	29,553
Gilat Satellite Networks Ltd. (b)	1,396	13,234
Infinera Corporation (a)	1,210	8,918
Juniper Networks, Inc.	6,777	155,464
Lumentum Holdings, Inc. (a)	220	16,669
Motorola Solutions, Inc.	341	60,357
NETGEAR, Inc. (a)	750	19,290
		543,051

Construction & Engineering - 0.46%
AECOM (a)	689	33,230
Dycom Industries, Inc. (a)	5,263	212,730
Jacobs Engineering Group, Inc. (h)	1,854	171,551
SNC-Lavalin Group, Inc. (b)	1,163	26,751
		444,262
Construction Materials - 0.07%
Martin Marietta Materials, Inc.	12	3,166
Vulcan Materials Company	469	66,424
		69,590
Consumer Finance - 0.19%
Ally Financial, Inc.	3,150	100,895
American Express Company	625	81,169
		182,064
Containers & Packaging - 0.17%
Berry Global Group, Inc. (a)	625	26,575
Crown Holdings, Inc. (a)	1,379	102,087
WestRock Company	1,003	39,117
		167,779
Distributors - 0.03%
LKQ Corporation (a)	793	25,919

Diversified Financial Services - 0.19%
Berkshire Hathaway, Inc., Class B (a)	312	70,022
Voya Financial, Inc.	1,908	113,965
		183,987
Diversified Telecommunication Services - 0.50%
Intelsat SA (a)(b)	1,520	5,183
Verizon Communications, Inc.	13	773
Zayo Group Holdings, Inc. (a)	13,631	473,677
		479,633
Electric Utilities - 2.33%
Alliant Energy Corporation	2,662	158,016
American Electrical Power Company, Inc. (c)	5,478	570,917
Edison International	1,890	144,680
El Paso Electric Company	573	39,016
Electricite de France SA (b)	648	8,000
Emera, Inc. (b)	688	30,652
Entergy Corporation	2,313	304,206
Exelon Corporation	1,575	74,954
FirstEnergy Corporation	11,999	609,429
Fortis, Inc. (b)	688	30,007
Orsted A/S (b)	219	23,887
PNM Resources, Inc.	1,165	63,178
PPL Corporation	4,851	175,557
		2,232,499
Electrical Equipment - 0.33%
AMETEK, Inc.	206	20,013
Eaton Corporation plc	1,606	151,719
Emerson Electric Company	189	13,538
nVent Electric plc (b)	2,948	73,405
TPI Composites, Inc. (a)	720	14,940
Vestas Wind Systems A/S (b)	409	40,600
		314,215

Electronic Equipment, Instruments & Components - 0.68%
Amphenol Corporation, Class A	693	68,933
Coherent, Inc. (a)	18	2,546
Flex Ltd. (a)	9,375	123,281
Hitachi Ltd. (b)	5,183	197,407
II-VI, Inc. (a)	500	16,825
SYNNEX Corporation	1,147	158,011
Vishay Intertechnology, Inc.	4,032	81,809
		648,812
Energy Equipment & Services - 0.01%
Oceaneering International, Inc. (a)	491	6,093

Entertainment - 0.94%
Activision Blizzard, Inc.	2,314	135,323
Cineplex, Inc. (b)	4,492	114,625
Electronic Arts, Inc. (a)	63	6,799
The Madison Square Garden Company, Class A (a)	63	18,660
Netflix, Inc. (a)	152	52,454
Spotify Technology SA (a)(b)	85	12,010
Take-Two Interactive Software, Inc. (a)	1,155	143,959
The Walt Disney Company	1,127	155,875
Zynga, Inc., Class A (a)	44,241	266,331
		906,036
Food & Staples Retailing - 0.65%
BJ's Wholesale Club Holdings, Inc. (a)	11,076	227,279
Koninklijke Ahold Delhaize NV (b)	7,560	185,534
US Foods Holding Corporation (a)	5,251	210,933
		623,746
Food Products - 1.19%
Cal-Maine Foods, Inc. (a)	2,000	71,380
Campbell Soup Company	1,875	90,731
Hormel Foods Corporation	92	4,348
Hostess Brands, Inc. (a)	1,875	25,163
Ingredion, Inc.	1,125	99,000
Mondelez International, Inc., Class A	3,705	212,593
Nomad Foods Ltd. (a)(b)	8,233	166,142
Post Holdings, Inc. (a)	1,338	139,915
Sanderson Farms, Inc.	900	123,921
The Simply Good Foods Company (a)	9,188	211,048
		1,144,241
Health Care Equipment & Supplies - 0.52%
ABIOMED, Inc. (a)	115	21,423
AtriCure, Inc. (a)	52	2,023
Boston Scientific Corporation (a)	1,028	43,042
Cardiovascular Systems, Inc. (a)	127	5,765
DexCom, Inc. (a)(h)	260	62,595
Edwards Lifesciences Corporation (a)	189	41,554
GenMark Diagnostics, Inc. (a)	908	4,894
Glaukos Corporation (a)	133	7,481
iRhythm Technologies, Inc. (a)	229	19,609
Penumbra, Inc. (a)	32	5,615
ShockWave Medical, Inc. (a)	60	2,605
Silk Road Medical, Inc. (a)	121	5,631
STAAR Surgical Company (a)	340	11,438
Stryker Corporation	64	13,485
Tactile Systems Technology, Inc. (a)	121	6,799
Tandem Diabetes Care, Inc. (a)(h)	250	19,010
ViewRay, Inc. (a)	847	2,643
Wright Medical Group NV (a)(b)	7,345	221,378
		496,990
Health Care Providers & Services - 0.24%
1Life Healthcare, Inc. (a)	414	9,137
Amedisys, Inc. (a)	121	21,355
Centene Corporation (a)	679	42,648
Diplomat Pharmacy, Inc. (a)	1,172	4,665
Humana, Inc.	139	46,737
McKesson Corporation	719	102,537
Owens & Minor, Inc.	254	1,590
		228,669
Health Care Technology - 0.00%
Livongo Health, Inc. (a)	60	1,450

Hotels, Restaurants & Leisure - 1.78%
BJ's Restaurants, Inc.	2,572	102,314
Carrols Restaurant Group, Inc. (a)	652	2,960
Dunkin' Brands Group, Inc.	816	63,721
Eldorado Resorts, Inc. (a)	2,709	161,944
Extended Stay America, Inc.	17,216	222,431
Hilton Grand Vacations, Inc. (a)	257	8,201
Hilton Worldwide Holdings, Inc.	1,946	209,779
Las Vegas Sands Corporation	625	40,819
Restaurant Brands International, Inc. (b)	3,024	184,494
Royal Caribbean Cruises Ltd.	2,209	258,630
Six Flags Entertainment Corporation	3,244	123,694
Starbucks Corporation	806	68,373
The Stars Group, Inc. (a)(b)	7,571	180,644
Wyndham Destinations, Inc.	806	39,115
Wyndham Hotels & Resorts, Inc.	641	36,646
		1,703,765

Household Durables - 0.20%
KB Home	747	28,050
Lennar Corporation, Class A	188	12,476
Toll Brothers, Inc.	1,498	66,451
TopBuild Corporation (a)	707	80,958
		187,935
Household Products - 0.56%
Colgate-Palmolive Company	2,557	188,656
The Procter & Gamble Company	962	119,884
Reynolds Consumer Products, Inc. (a)	5,337	152,371
Spectrum Brands Holdings, Inc.	1,189	73,017
		533,928
Independent Power and Renewable Electricity Producers - 0.29%
The AES Corporation	3,813	75,726
NRG Energy, Inc.	2,761	101,853
Vistra Energy Corporation	4,375	98,525
		276,104
Industrial Conglomerates - 0.28%
General Electric Company	1,782	22,186
Honeywell International, Inc.	695	120,388
Roper Technologies, Inc.	202	77,095
Siemens AG - Reg (b)	392	48,349
		268,018
Insurance - 0.25%
Argo Group International Holdings Ltd. (b)	874	57,335
Arthur J. Gallagher & Company	125	12,821
Lincoln National Corporation	625	34,050
RenaissanceRe Holdings Ltd. (b)	18	3,410
Willis Towers Watson plc (b)	625	132,056
		239,672
Interactive Media & Services - 0.47%
Alphabet, Inc., Class A (a)	270	386,851
Alphabet, Inc., Class C (a)	13	18,645
Baidu, Inc. - ADR (a)(b)	113	13,962
Pinterest, Inc., Class A (a)	52	1,145
Snap, Inc., Class A (a)	1,341	24,648
Tencent Holdings Ltd. - ADR (b)	26	1,246
Zillow Group, Inc., Class C (a)	16	739
		447,236
Internet & Direct Marketing Retail - 0.49%
Alibaba Group Holding Ltd. - ADR (a)(b)	6	1,239
Amazon.com, Inc. (a)	132	265,151
Expedia Group, Inc.	566	61,383
Prosus NV (a)(b)	2,017	145,494
		473,267
IT Services - 1.33%
Akamai Technologies, Inc. (a)	945	88,216
DXC Technology Company	5,852	186,562
EVERTEC, Inc., Class A	68	2,283
Evo Payments, Inc., Class A (a)	4,310	119,430
Fujitsu Ltd. (b)	1,997	211,148
InterXion Holding NV (a)(b)	2,665	231,935
Leidos Holdings, Inc.	726	72,941
LiveRamp Holdings, Inc. (a)	3,906	157,177
Mastercard, Inc., Class A	117	36,965
PayPal Holdings, Inc. (a)(h)	648	73,801
Science Applications International Corporation	441	38,706
Twilio, Inc., Class A (a)	411	51,104
		1,270,268
Leisure Products - 0.00%
Old PSG Wind-Down Ltd. (a)(b)(g)(i)	2,127	865

Life Sciences Tools & Services - 0.44%
Adaptive Biotechnologies Corporation (a)	188	5,622
Bruker Corporation	63	3,117
Fluidigm Corporation (a)	484	1,859
NanoString Technologies, Inc. (a)	290	7,879
Pacific Biosciences of California, Inc. (a)	13,133	61,331
QIAGEN NV (a)(b)	9,577	323,511
Repligen Corporation (a)	182	18,271
		421,590

Machinery - 0.87%
Allison Transmission Holdings, Inc.	224	9,901
Colfax Corporation (a)	3,024	106,324
Deere & Company	293	46,464
Dover Corporation	1,478	168,270
Fortive Corporation	93	6,969
Gardner Denver Holdings, Inc. (a)	538	18,997
IDEX Corporation	13	2,130
Illinois Tool Works, Inc.	175	30,622
Ingersoll-Rand plc	466	62,085
ITT, Inc.	641	42,998
Navistar International Corporation (a)	549	20,104
PACCAR, Inc.	340	25,231
Rexnord Corporation	1,449	47,310
Stanley Black & Decker, Inc.	670	106,751
The Timken Company	715	37,559
Wabash National Corporation	2,562	29,719
Wabtec Corporation	768	56,725
Woodward, Inc.	126	14,655
		832,814
Marine - 0.15%
AP Moller - Maersk A/S, Class B (b)	121	144,687

Media - 0.75%
Comcast Corporation, Class A	6,683	288,639
comScore, Inc. (a)	39,203	154,852
Discovery, Inc., Class A (a)	931	27,241
DISH Network Corporation, Class A (a)	1,408	51,758
iHeartMedia, Inc., Class A (a)	42	743
Nexstar Media Group, Inc., Class A	1,250	151,437
Sinclair Broadcast Group, Inc., Class A	938	28,065
ViacomCBS, Inc., Class B	501	17,099
		719,834
Metals & Mining - 0.12%
Barrick Gold Corporation (b)	2,806	51,967
Continental Gold, Inc. (a)(b)	7,067	29,210
Freeport-McMoRan, Inc.	2,810	31,191
		112,368
Multiline Retail - 0.02%
Dollar General Corporation	139	21,324

Multi-Utilities - 1.72%
Ameren Corporation	5,040	413,532
Canadian Utilities Ltd., Class A (b)	938	28,706
CenterPoint Energy, Inc.	8,505	225,212
CMS Energy Corporation	1,886	129,210
Dominion Resources, Inc.	5,405	463,479
DTE Energy Company (h)	1,197	158,734
Engie SA (b)	320	5,508
NiSource, Inc.	3,843	112,638
RWE AG (b)	945	32,761
Sempra Energy	500	80,320
		1,650,100
Oil, Gas & Consumable Fuels - 2.57%
Ardmore Shipping Corporation (a)(b)	2,394	14,723
BP plc - ADR (b)	5,084	183,685
Callon Petroleum Company (a)	16,081	48,243
Cheniere Energy, Inc. (a)(h)	252	14,928
Cimarex Energy Company	3,247	142,511
Concho Resources, Inc.	2,142	162,321
ConocoPhillips	4,003	237,898
Crestwood Equity Partners LP	1,467	42,484
Energy Transfer LP	4,468	56,252
Enterprise Products Partners LP	2,067	53,267
EOG Resources, Inc.	2,012	146,695
EQT Corporation	7,300	44,165
Golar LNG Ltd. (b)	1,005	9,668
Marathon Petroleum Corporation	225	12,262
Matador Resources Company (a)	6,476	95,003
Northern Oil and Gas, Inc. (a)	38,238	63,475
Occidental Petroleum Corporation (h)	207	8,222
Parsley Energy, Inc., Class A	11,812	196,552
PDC Energy, Inc. (a)	5,830	125,870
Pioneer Natural Resources Company	1,499	202,365
Plains All American Pipeline LP	3,668	61,072
SM Energy Company	12,154	111,574
Suncor Energy, Inc. (b)	2,750	84,123
Targa Resources Corporation	252	9,198
Valero Energy Corporation	1,040	87,682
The Williams Companies. Inc.	2,562	53,008
WPX Energy, Inc. (a)	16,221	193,841
		2,461,087

Paper & Forest Products - 0.13%
Louisiana-Pacific Corporation	2,430	74,552
Stella-Jones, Inc. (b)	1,824	51,630
		126,182
Personal Products - 0.05%
BellRing Brands, Inc., Class A (a)	1,303	28,197
e.l.f. Beauty, Inc. (a)	1,438	22,548
		50,745
Pharmaceuticals - 2.01%
Aerie Pharmaceuticals, Inc. (a)	127	2,601
Alimera Sciences, Inc. (a)	71	466
Allergan plc (c)	6,085	1,135,704
AstraZeneca plc - ADR (b)	1,404	68,375
Bayer AG - Reg (b)	472	37,881
Bayer AG - ADR (b)	273	5,534
Bristol-Myers Squibb Company	2,470	155,486
Cara Therapeutics, Inc. (a)	194	3,123
Dermira, Inc. (a)	6,039	114,439
Elanco Animal Health, Inc. (a)(h)	1,960	60,564
GW Pharmaceuticals plc - ADR (a)(b)	218	25,185
Horizon Therapeutics plc (a)	242	8,347
Intersect ENT, Inc. (a)	484	12,507
Intra-Cellular Therapies, Inc. (a)	284	6,444
Johnson & Johnson	787	117,161
Merck & Company, Inc.	302	25,803
Mylan NV (a)	1,060	22,705
MyoKardia, Inc. (a)	121	8,232
Newron Pharmaceuticals SpA (a)(b)	202	1,366
Novartis AG - ADR (b)	315	29,771
Reata Pharmaceuticals, Inc., Class A (a)	125	27,349
Relmada Therapeutics, Inc. (a)	157	6,963
TherapeuticsMD, Inc. (a)	1869	.4,205
Urovant Sciences Ltd. (a)(b)	60	794
Zoetis, Inc.	263	35,297
Zogenix, Inc. (a)	265	13,348
		1,929,650
Professional Services - 0.16%
Teleperformance SE (b)	606	152,045

Real Estate Investment Trusts (REITs) - 11.43%
American Assets Trust, Inc.	6,604	300,878
American Homes 4 Rent, Class A	17,184	469,639
Apartment Investment & Management Company, Class A	6,121	322,638
AvalonBay Communities, Inc.	1,343	291,015
Boston Properties, Inc.	3,889	557,488
Brixmor Property Group, Inc.	6,086	121,476
CyrusOne, Inc.	419	25,496
Digital Realty Trust, Inc.	327	40,218
Duke Realty Corporation	13,174	478,348
EPR Properties	6,710	478,893
Equinix, Inc.	57	33,615
Equity LifeStyle Properties, Inc.	1,653	120,256
Four Corners Property Trust, Inc.	12,234	370,568
Global Medical REIT, Inc.	4,328	63,189
Highwoods Properties, Inc.	11,367	569,600
Hudson Pacific Properties, Inc.	3,357	121,993
Innovative Industrial Properties, Inc. (c)	7,787	696,936
Jernigan Capital, Inc.	8,999	179,890
Life Storage, Inc.	446	50,478
National Health Investors, Inc.	5,341	450,674
National Retail Properties, Inc.	9,232	516,992
New Senior Investment Group, Inc.	5,489	41,826
Omega Healthcare Investors, Inc.	9,867	413,921
Outfront Media, Inc.	5,604	166,663
Piedmont Office Realty Trust, Inc., Class A	13,006	301,609
Retail Opportunity Investments Corporation	17,247	285,783
RPT Realty	32,839	458,104
Spirit Realty Capital, Inc.	2,631	138,864
STAG Industrial, Inc.	3,955	127,509
UDR, Inc.	7,912	379,064
Urban Edge Properties	7,315	134,523
VICI Properties, Inc. (c)	23,545	631,006
Vornado Realty Trust	6,029	396,527
Weingarten Realty Investors	17,148	499,007
Welltower, Inc.	7,443	631,985
Weyerhaeuser Company	3,122	90,382
		10,957,053

Road & Rail - 1.53%
Canadian National Railway Company (b)	625	58,400
Covenant Transportation Group, Inc., Class A (a)	4,928	62,512
CSX Corporation	3,206	244,746
Heartland Express, Inc.	4,243	79,302
J.B. Hunt Transport Services, Inc.	139	15,002
Knight-Swift Transportation Holdings, Inc., Class A	2,907	107,792
Landstar System, Inc.	1,461	161,806
Lyft, Inc., Class A (a)	1,774	84,229
Norfolk Southern Corporation	630	131,172
Ryder System, Inc.	3,375	161,055
Uber Technologies, Inc. (a)(h)	2,604	94,499
Union Pacific Corporation	1,481	265,721
		1,466,236
Semiconductors & Semiconductor Equipment - 2.54%
Advanced Micro Devices, Inc. (a)	2,898	136,206
Ambarella, Inc. (a)	813	48,081
Analog Devices, Inc.	630	69,142
Applied Materials, Inc.	709	41,115
ASML Holding NV - ADR (b)(h)	857	240,526
Broadcom, Inc.	25	7,629
Infineon Technologies AG (b)	2,768	59,465
Intel Corporation	756	48,331
KLA Corporation	101	16,740
Lam Research Corporation (h)	441	131,511
MACOM Technology Solutions Holdings, Inc. (a)	3,875	110,127
Microchip Technology, Inc.	2,269	221,182
Micron Technology, Inc. (a)(h)	9,903	525,750
NVIDIA Corporation	750	177,323
NXP Semiconductors NV (b)	2,505	317,784
QUALCOMM, Inc. (h)	1,649	140,676
Skyworks Solutions, Inc.	95	10,749
Taiwan Semiconductor Manufacturing Company Ltd. - ADR (b)	992	53,508
Universal Display Corporation	227	39,991
Xperi Corporation	2,420	38,938
		2,434,774
Software - 4.88%
2U, Inc. (a)	14,809	293,366
Adobe, Inc. (a)	424	148,883
Alteryx, Inc., Class A (a)	88	12,273
Anaplan, Inc. (a)	1,163	66,977
Atlassian Corporation plc, Class A (a)(b)	422	62,034
Avaya Holdings Corporation (a)	24,807	316,785
BlackBerry Ltd. (a)(b)	22,890	139,629
Bottomline Technologies, Inc. (a)(h)	1,688	90,477
Box, Inc., Class A (a)	1,926	28,948
Cadence Design Systems, Inc. (a)	786	56,679
Citrix Systems, Inc.	1,250	151,525
CommVault Systems, Inc. (a)(h)	1,183	53,259
Cornerstone OnDemand, Inc. (a)	1,890	111,132
CrowdStrike Holdings, Inc., Class A (a)	5,918	361,531
CyberArk Software Ltd. (a)(b)	683	94,411
Dassault Systemes SE (b)	365	63,187
The Descartes Systems Group, Inc. (a)(b)	241	10,799
Domo, Inc., Class B (a)	1,260	30,517
ForeScout Technologies, Inc. (a)	6,478	184,688
Fortinet, Inc. (a)	756	87,212
Instructure, Inc. (a)	5,691	277,948
Microsoft Corporation (c)	4,104	698,624
NortonLifeLock, Inc.	740	21,031
Nutanix, Inc., Class A (a)	4,840	157,155
Palo Alto Networks, Inc. (a)	464	108,938
Paylocity Holding Corporation (a)	302	42,851
Ping Identity Holding Corporation (a)	968	23,474
RingCentral, Inc., Class A (a)	378	77,709
SailPoint Technologies Holdings, Inc. (a)	3,150	79,034
salesforce.com, Inc. (a)	888	161,891
ServiceNow, Inc. (a)	202	68,323
Slack Technologies, Inc., Class A (a)	2,464	51,079
Smartsheet, Inc., Class A (a)	2,863	138,798
Splunk, Inc. (a)	1,067	165,662
SVMK, Inc. (a)	2,865	50,567
TiVo Corporation	1,060	7,717
Verint Systems, Inc. (a)	1,375	79,750
Zendesk, Inc. (a)	370	31,968
Zscaler, Inc. (a)	1,238	69,439
		4,676,270
Special Purpose Acquisition Vehicle - 0.75%
Diamond Eagle Acquisition Corporation, Class A (a)	6,062	88,081
Far Point Acquisition Corporation, Class A (a)	1,129	11,990
Fellazo, Inc. (a)(b)	2,418	24,156
GS Acquisition Holdings Corporation, Class A (a)	879	10,900
Leisure Acquisition Corporation (a)	1	10
Pure Acquisition Corp. (a)	3,717	38,731
Tiberius Acquisition Corporation (a)	29,450	353,547
Virgin Galactic Holdings, Inc.(a)	11,252	192,972
		720,387

Specialty Retail - 0.17%
The Home Depot, Inc.	527	120,209
Lowe's Companies, Inc.	101	11,740
O'Reilly Automotive, Inc. (a)	72	29,239
		161,188
Technology Hardware, Storage & Peripherals - 1.15%
Apple, Inc.	750	232,132
Dell Technologies, Inc., Class C (a)	504	24,580
HP, Inc. (c)	33,208	707,995
Western Digital Corporation	2,035	133,293
		1,098,000
Textiles, Apparel & Luxury Goods - 0.03%
Capri Holdings Ltd. (a)(b)	856	25,646

Thrifts & Mortgage Finance - 0.32%
Essent Group Ltd.	2,500	124,025
MGIC Investment Corporation	7,513	103,605
Radian Group, Inc.	3,125	76,531
Velocity Financial, Inc. (a)	439	6,238
		310,399
Tobacco - 0.15%
Altria Group, Inc.	3,112	147,913

Trading Companies & Distributors - 0.46%
AerCap Holdings NV (a)(b)(h)	3,307	187,209
Fastenal Company	1,000	34,880
GATX Corporation	883	67,223
MSC Industrial Direct Company, Inc., Class A	1,138	77,464
Univar Solutions, Inc. (a)	1,809	38,984
WESCO International, Inc. (a)	656	31,757
		437,517
Water Utilities - 0.07%
Aqua America, Inc.	1,250	64,925

Wireless Telecommunication Services - 0.02%
NII Holdings, Inc. (a)(b)(g)(i)	6,235	13,405
T-Mobile U.S., Inc. (a)	19	1,505
		14,910
Total Long Common Stocks
(Cost $51,733,613)		51,822,483

LONG CONVERTIBLE PREFERRED STOCKS - 0.22%
Electric Utilities - 0.12%
American Electric Power Company, Inc.
6.125%, 3/15/2022	890	51,620
NextEra Energy, Inc.
4.872%, 9/1/2022	1,115	60,912
		112,532
Multi-Utilities - 0.06%
Dominion Energy, Inc.	513	56,292
7.250%, 6/1/2022

Water Utilities - 0.04%
Aqua America, Inc.	564	38,256
6.000%, 4/30/2022
Total Long Convertible Preferred Stocks
(Cost $182,409)		207,080

LONG EXCHANGE TRADED FUNDS - 35.89%
Energy Select Sector SPDR Fund	1,823	97,421
Financial Select Sector SPDR Fund	441	13,212
Industrial Select Sector SPDR Fund	597	48,423
Invesco QQQ Trust Series 1 (h)	1,033	226,299
iShares iBoxx High Yield Corporate Bond ETF (c)	186,200	16,298,086
iShares iBoxx $ Investment Grade Corporate Bond ETF (c)	127,800	16,753,302
iShares MSCI China ETF	315	18,935
iShares MSCI Emerging Markets ETF	944	39,752
iShares Russell 2000 ETF (h)	252	40,454
iShares Transportation Average ETF	1,373	260,238
iShares U.S. Home Construction ETF	781	37,098
iShares U.S. Real Estate ETF	869	82,181
ProShares VIX Short-Term Futures ETF (a)	2,601	34,775
SPDR S&P 500 ETF Trust (h)	624	200,760
SPDR S&P Retail ETF	872	37,548
United States Oil Fund LP (a)(h)	15,854	171,857
Utilities Select Sector SPDR Fund	406	28,006
Total Long Exchange Traded Funds		34,388,347
(Cost $32,551,519)

LONG PREFERRED STOCKS - 0.09%
Volkswagen AG (b)	514		92,219
Total Long Preferred Stocks
(Cost $103,557)			92,219

LONG RIGHTS - 0.00%
Bristol-Myers Squibb Company (a)	64		223
Pan American Silver Corporation (a)(b)	1,601		1,056
Total Long Rights
(Cost $1,207)			1,279

LONG WARRANTS - 0.00%
Valeritas Holdings, Inc. (a)(g)	1,688		–
Total Long Warrants
(Cost $17)			–

PURCHASED OPTIONS - 0.31%	Contracts (d)	Notional Amount
Purchased Call Options - 0.12%
Alerian MLP ETF
Expiration: February 2020, Exercise Price: $9.00	101	$81,002	252
Expiration: April 2020, Exercise Price: $9.00	43	34,486	108
Alliance Data Systems Corporation
Expiration: March 2020, Exercise Price: $110.00	4	41,116	770
American Airlines Group, Inc.
Expiration: February 2020, Exercise Price: $28.50	19	50,996	617
American International Group, Inc.
Expiration: February 2020, Exercise Price: $52.50	68	341,768	4,692
Expiration: February 2020, Exercise Price: $55.00	63	316,638	1,386
Anthem, Inc.
Expiration: March 2020, Exercise Price: $280.00	6	159,168	3,180
Axis Capital Holdings Ltd.
Expiration: February 2020, Exercise Price: $65.00	31	199,175	2,480
Expiration: March 2020, Exercise Price: $65.00	24	154,200	3,540
The Bank of New York Mellon Corporation
Expiration: March 2020, Exercise Price: $45.00	5	22,390	650
Berkshire Hathaway, Inc., Class B
Expiration: March 2020, Exercise Price: $230.00	13	291,759	4,192
BorgWarner, Inc.
Expiration: March 2020, Exercise Price: $37.50	38	130,302	2,375
Bottomline Technologies, Inc.(h)
Expiration: March 2020, Exercise Price: $55.00	3	16,080	390
CBOE Volatility Index (h)
Expiration: March 2020, Exercise Price: $20.00	48	78,000	8,040
Cheniere Energy, Inc. (h)
Expiration: March 2020, Exercise Price: $65.00	13	77,012	754
Citigroup, Inc.
Expiration: March 2020, Exercise Price: $80.00	31	230,671	2,092
Dominion Energy, Inc. (h)
Expiration: February 2020, Exercise Price: $85.00	44	377,300	8,030
DXC Technology Company
Expiration: February 2020, Exercise Price: $34.00	13	41,444	1,365
Expiration: March 2020, Exercise Price: $37.50	2	6,376	150
Expiration: March 2020, Exercise Price: $40.00	27	86,076	1,350
Enterprise Products Partners LP
Expiration: February 2020, Exercise Price: $30.00	42	108,234	105
Expiration: February 2020, Exercise Price: $27.50	20	51,540	150
Evergy, Inc.
Expiration: February 2020, Exercise Price: $70.00	22	158,752	5,995
Exelixis, Inc.
Expiration: February 2020, Exercise Price: $21.00	2	3,440	30
Facebook, Inc.
Expiration: February 2020, Exercise Price: $225.00	1	20,191	33
ForeScout Technologies, Inc.
Expiration: February 2020, Exercise Price: $35.00	2	5,702	105
The Hartford Financial Services Group, Inc.
Expiration: February 2020, Exercise Price: $60.00	11	65,208	1,463
Expiration: March 2020, Exercise Price: $60.00	22	130,416	3,256
Expiration: March 2020, Exercise Price: $65.00	70	414,960	1,925
Invesco QQQ Trust Series 1 (h)
Expiration: February 2020, Exercise Price: $221.00	6	131,442	1,200
Lincoln National Corporation
Expiration: February 2020, Exercise Price: $60.00	26	141,648	689
Expiration: March 2020, Exercise Price: $60.00	24	130,752	1,704
LiveRamp Holdings, Inc.
Expiration: February 2020, Exercise Price: $45.00	15	60,360	1,275

Morgan Stanley
Expiration: March 2020, Exercise Price: $57.00	33	172,458	809
Expiration: March 2020, Exercise Price: $55.00	56	292,656	4,676
NextEra Energy, Inc.
Expiration: February 2020, Exercise Price: $260.00	8	214,560	8,120
Nomad Foods Ltd.
Expiration: February 2020, Exercise Price: $22.50	31	62,558	155
nVent Electric plc
Expiration: May 2020, Exercise Price: $30.00	13	32,370	390
Occidental Petroleum Corporation (h)
Expiration: February 2020, Exercise Price: $47.50	18	71,496	108
PayPal Holdings, Inc. (h)
Expiration: February 2020, Exercise Price: $115.00	6	68,334	1,422
Expiration: March 2020, Exercise Price: $125.00	30	341,670	2,640
Plains All American Pipeline LP (h)
Expiration: February 2020, Exercise Price: $19.50	27	44,955	135
Expiration: February 2020, Exercise Price: $20.00	94	156,510	235
The Simply Good Foods Company
Expiration: February 2020, Exercise Price: $25.00	19	43,643	570
The Southern Company
Expiration: February 2020, Exercise Price: $70.00	88	619,520	12,012
SPDR S&P 500 ETF Trust (h)
Expiration: February 2020, Exercise Price: $322.00	3	96,519	1,179
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: February 2020, Exercise Price: $21.50	76	145,616	532
Expiration: February 2020, Exercise Price: $24.00	30	57,480	30
Expiration: March 2020, Exercise Price: $22.00	75	143,700	1,350
Stitch Fix, Inc.
Expiration: February 2020, Exercise Price: $25.00	3	6,870	105
Synchrony Financial
Expiration: March 2020, Exercise Price: $35.00	44	142,604	990
Targa Resources Corporation
Expiration: February 2020, Exercise Price: $43.00	15	54,750	113
TechnipFMC plc (h)
Expiration: February 2020, Exercise Price: $17.00	38	62,738	1,710
Expiration: April 2020, Exercise Price: $21.00	63	104,013	945
Twitter, Inc.
Expiration: February 2020, Exercise Price: $35.00	12	38,976	1,122
Uber Technologies, Inc. (h)
Expiration: March 2020, Exercise Price: $32.00	6	21,774	3,120
United Rentals, Inc. (h)
Expiration: February 2020, Exercise Price: $152.50	3	40,707	113
United States Oil Fund LP (h)
Expiration: February 2020, Exercise Price: $12.00	54	58,536	351
Expiration: February 2020, Exercise Price: $13.00	55	59,620	28
Expiration: March 2020, Exercise Price: $12.00	72	78,048	1,332
Walgreens Boots Alliance, Inc. (h)
Expiration: April 2020, Exercise Price: $65.00	6	30,510	60
Wells Fargo & Company
Expiration: February 2020, Exercise Price: $50.00	63	295,722	347
Expiration: February 2020, Exercise Price: $55.00	60	281,640	60
WisdomTree Investments, Inc.
Expiration: March 2020, Exercise Price: $4.00	33	13,893	1,402
Expiration: March 2020, Exercise Price: $5.00	108	45,468	1,080
Expiration: June 2020, Exercise Price: $5.00	127	53,467	3,493
Total Purchased Call Options			115,077
(Cost $145,770)

Purchased Put Options - 0.19%
AbbVie, Inc.
Expiration: February 2020, Exercise Price: $77.50	25	202,550	2,825
The Allstate Corporation
Expiration: February 2020, Exercise Price: $110.00	19	225,226	1,092
Expiration: February 2020, Exercise Price: $115.00	8	94,832	1,200
Alerian MLP ETF
Expiration: February 2020, Exercise Price: $8.00	100	80,200	1,100
ASML Holding NV (h)
Expiration: March 2020, Exercise Price: $270.00	15	420,990	9,330
Biohaven Pharmaceutical Holding Company Ltd. (h)
Expiration: February 2020, Exercise Price: $45.00	5	24,245	2,525
Black Knight, Inc.
Expiration: February 2020, Exercise Price: $65.00	2	13,384	250
Expiration: April 2020, Exercise Price: $60.00	11	73,612	907
The Blackstone Group, Inc.
Expiration: February 2020, Exercise Price: $58.00	63	384,741	4,851
Expiration: March 2020, Exercise Price: $60.00	13	79,391	2,678
Centene Corporation
Expiration: February 2020, Exercise Price: $61.00	25	152,675	6,625
Expiration: February 2020, Exercise Price: $62.00	37	225,959	10,545
Charter Communications, Inc., Class A
Expiration: February 2020, Exercise Price: $485.00	4	206,984	730

Chipotle Mexican Grill, Inc.
Expiration: February 2020, Exercise Price: $830.00	1	86,676	1,840
Chubb Ltd. (b)
Expiration: February 2020, Exercise Price: $145.00	25	379,975	3,187
Expiration: February 2020, Exercise Price: $150.00	10	151,990	2,450
Eldorado Resorts, Inc.
Expiration: February 2020, Exercise Price: $55.00	5	29,890	225
Hormel Foods Corporation
Expiration: March 2020, Exercise Price: $47.50	44	207,944	7,700
Intercontinental Exchange, Inc.
Expiration: February 2020, Exercise Price: $92.50	29	289,246	1,160
Invesco QQQ Trust Series 1 (h)
Expiration: February 2020, Exercise Price: $220.00	19	416,233	5,700
Expiration: February 2020, Exercise Price: $217.00	22	481,954	6,974
iShares 20+ Year Treasury Bond ETF (h)
Expiration: February 2020, Exercise Price: $143.00	10	145,900	720
Expiration: February 2020, Exercise Price: $135.00	30	437,700	225
Expiration: March 2020, Exercise Price: $140.00	28	408,520	2,226
iShares Nasdaq Biotechnology ETF
Expiration: February 2020, Exercise Price: $110.00	40	455,240	5,600
Expiration: February 2020, Exercise Price: $112.00	37	421,097	7,307
iShares Russell 2000 ETF (h)
Expiration: February 2020, Exercise Price: $164.00	9	144,477	3,938
iShares U.S. Healthcare Providers ETF
Expiration: February 2020, Exercise Price: $195.00	4	76,884	2,440
iShares U.S. Real Estate ETF
Expiration: February 2020, Exercise Price: $92.00	42	397,194	2,079
Expiration: February 2020, Exercise Price: $93.00	12	113,484	822
Marriott International, Inc. (h)
Expiration: February 2020, Exercise Price: $140.00	5	70,030	1,925
Mastercard, Inc. (h)
Expiration: February 2020, Exercise Price: $310.00	12	379,128	5,460
Microsoft Corporation
Expiration: February 2020, Exercise Price: $170.00	13	221,299	4,810
Moody's Corporation
Expiration: February 2020, Exercise Price: $240.00	7	179,753	1,393
NRG Energy, Inc.
Expiration: February 2020, Exercise Price: $36.00	21	77,469	1,838
NuStar Energy LP
Expiration: February 2020, Exercise Price: $27.50	7	19,117	823
NXP Semiconductors NV (b)
Expiration: February 2020, Exercise Price: $125.00	7	88,802	2,576
Penn National Gaming, Inc.
Expiration: February 2020, Exercise Price: $24.00	9	26,847	90
The Progressive Corporation
Expiration: February 2020, Exercise Price: $80.00	2	16,138	240
S&P 500 Index
Expiration: February 2020, Exercise Price: $3,300.00	3	967,656	25,830
Sanderson Farms, Inc.
Expiration: February 2020, Exercise Price: $135.00	13	178,997	4,290
Seattle Genetics, Inc.
Expiration: February 2020, Exercise Price: $105.00	1	10,839	365
SPDR S&P 500 ETF Trust (h)
Expiration: February 2020, Exercise Price: $318.00	12	386,076	2,712
Expiration: February 2020, Exercise Price: $325.00	8	257,384	3,864
Expiration: February 2020, Exercise Price: $325.00	1	32,173	615
Expiration: February 2020, Exercise Price: $305.00	1	32,173	125
Expiration: February 2020, Exercise Price: $320.00	3	96,519	1,281
SPDR S&P Biotech ETF
Expiration: February 2020, Exercise Price: $93.00	3	26,736	1,463
Square, Inc.
Expiration: February 2020, Exercise Price: $70.00	44	328,636	3,960
T. Rowe Price Group, Inc.
Expiration: February 2020, Exercise Price: $125.00	7	93,471	560
Expiration: March 2020, Exercise Price: $130.00	4	53,412	1,360
Technology Select Sector SPDR Fund
Expiration: February 2020, Exercise Price: $95.00	6	57,198	1,131
United Airlines Holdings, Inc.
Expiration: February 2020, Exercise Price: $70.00	13	97,240	1,066
United States Oil Fund LP (h)
Expiration: February 2020, Exercise Price: $11.00	27	29,268	932
Utilities Select Sector SPDR Fund
Expiration: February 2020, Exercise Price: $66.00	38	262,124	380
Expiration: February 2020, Exercise Price: $67.00	38	262,124	684
Expiration: March 2020, Exercise Price: $63.00	67	462,166	603
VanEck Vectors Semiconductor ETF
Expiration: February 2020, Exercise Price: $130.00	19	261,383	2,831
Visa, Inc.
Expiration: February 2020, Exercise Price: $185.00	26	517,322	2,158
Expiration: February 2020, Exercise Price: $200.00	9	179,073	4,455

Vistra Energy Corporation
Expiration: February 2020, Exercise Price: $22.00	44	99,088	1,430
Total Purchased Put Options			180,501
(Cost $173,177)

Total Purchased Options
(Cost $318,947)			295,578

	Shares
LONG SHORT-TERM INVESTMENTS - 7.57%
Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 1.45% (c)(e)	7,252,257		7,252,257
Total Long Short-Term Investments
(Cost $7,252,257)			7,252,257
Total Long Investments
(Cost $92,143,526) - 98.16%			94,059,243

SECURITIES SOLD SHORT (f) - (47.43)%
SHORT COMMON STOCKS - (38.26)%
Aerospace & Defense - (0.27)%
The Boeing Company	(50)		(15,914)
General Dynamics Corporation	(703)		(123,334)
Northrop Grumman Corporation	(154)		(57,684)
Raytheon Company	(267)		(58,991)
			(255,923)
Air Freight & Logistics - (0.30)%
Deutsche Post AG - Reg (b)	(378)		(13,237)
DSV A/S (b)	(666)		(72,307)
Hub Group, Inc., Class A	(1,341)		(70,899)
United Parcel Service, Inc., Class B	(802)		(83,023)
XPO Logistics, Inc.	(536)		(47,661)
			(287,127)
Airlines - (0.49)%
Alaska Air Group, Inc.	(375)		(24,221)
American Airlines Group, Inc.	(5,074)		(136,186)
Delta Air Lines, Inc.	(2,644)		(147,377)
JetBlue Airways Corporation	(8,247)		(163,538)
			(471,322)
Auto Components - (0.07)%
American Axle & Manufacturing Holdings, Inc.	(187)		(1,728)
Autoliv, Inc. (b)	(252)		(19,311)
The Goodyear Tire & Rubber Company	(250)		(3,282)
Lear Corporation	(375)		(46,193)
			(70,514)
Automobiles - (0.15)%
Daimler AG - Reg (b)	(2,037)		(94,328)
Ford Motor Company	(968)		(8,538)
Tesla Motors, Inc.	(64)		(41,636)
			(144,502)
Banks - (0.34)%
Fifth Third Bancorp	(1,890)		(53,770)
First Hawaiian, Inc.	(1,250)		(36,325)
Huntington Bancshares, Inc.	(3,750)		(50,888)
M&T Bank Corporation	(312)		(52,578)
The PNC Financial Services Group, Inc.	(625)		(92,844)
Royal Bank of Canada (b)	(438)		(34,612)
			(321,017)
Beverages - (0.79)%
Anheuser-Busch InBev SA/NV - ADR (b)	(2,863)		(215,584)
Anheuser-Busch InBev SA/NV (b)	(763)		(57,561)
Brown-Forman Corporation, Class B	(1,638)		(110,794)
Constellation Brands, Inc., Class A	(569)		(107,143)
Heineken NV (b)	(175)		(19,082)
National Beverage Corporation	(593)		(25,446)
PepsiCo, Inc.	(1,550)		(220,131)
			(755,741)
Biotechnology - (0.30)%
AbbVie, Inc.	(2,431)		(196,960)
Amgen, Inc.	(302)		(65,247)
BioNTech SE (b)	(13)		(380)
Denali Therapeutics, Inc.	(617)		(14,290)
Frequency Therapeutics, Inc.	(307)		(7,340)
Krystal Biotech, Inc.	(98)		(5,121)
Moderna, Inc.	(87)		(1,784)
Rhythm Pharmaceuticals, Inc.	(13)		(228)
			(291,350)

Building Products - (0.49)%
A.O. Smith Corporation	(4,415)	(188,477)
Allegion plc (b)	(654)	(84,575)
Apogee Enterprises, Inc.	(151)	(4,805)
Armstrong World Industries, Inc.	(539)	(54,078)
Fortune Brands Home & Security, Inc.	(993)	(68,229)
JELD-WEN Holding, Inc.	(250)	(5,970)
Johnson Controls International plc	(734)	(28,956)
Lennox International, Inc.	(139)	(32,384)
		(467,474)
Capital Markets - (0.70)%
BlackRock, Inc.	(50)	(26,368)
The Charles Schwab Corporation	(2,358)	(107,407)
Intercontinental Exchange, Inc.	(437)	(43,586)
Moody's Corporation	(375)	(96,296)
T. Rowe Price Group, Inc.	(250)	(33,383)
TD Ameritrade Holding Corporation	(7,673)	(364,314)
		(671,354)
Chemicals - (0.42)%
BASF SE - ADR (b)	(1,452)	(24,539)
BASF SE (b)	(1,304)	(88,016)
Dow, Inc.	(2,746)	(126,508)
International Flavors & Fragrances, Inc.	(989)	(129,668)
LyondellBasell Industries NV, Class A	(488)	(37,995)
		(406,726)
Commercial Services & Supplies - (0.26)%
ADT, Inc.	(873)	(5,413)
Clean Harbors, Inc.	(1,852)	(152,271)
Interface, Inc.	(420)	(6,754)
Republic Services, Inc.	(764)	(72,618)
Waste Management, Inc.	(125)	(15,212)
		(252,268)
Communications Equipment - (0.71)%
Acacia Communications, Inc.	(345)	(23,650)
Arista Networks, Inc.	(2,564)	(572,644)
Cisco Systems, Inc.	(1,522)	(69,966)
Ubiquiti, Inc.	(63)	(10,295)
		(676,555)
Construction Materials - (0.09)%
Cemex SAB de CV - ADR (b)	(1,580)	(6,383)
Eagle Materials, Inc.	(184)	(16,775)
Martin Marietta Materials, Inc.	(251)	(66,214)
		(89,372)
Consumer Finance - (0.08)%
Credit Acceptance Corporation	(45)	(19,304)
Synchrony Financial	(1,250)	(40,512)
World Acceptance Corporation	(227)	(19,629)
		(79,445)
Containers & Packaging - (0.12)%
Amcor plc (b)	(3,907)	(41,375)
Graphic Packaging Holding Company	(245)	(3,829)
Greif, Inc., Class A	(442)	(17,866)
International Paper Company	(491)	(19,993)
Packaging Corporation of America	(88)	(8,426)
Sealed Air Corporation	(164)	(5,822)
Silgan Holdings, Inc.	(502)	(15,492)
		(112,803)
Diversified Consumer Services - (0.19)%
Chegg, Inc.	(4,376)	(180,422)

Electric Utilities - (2.84)%
ALLETE, Inc.	(484)	(40,404)
Avangrid, Inc.	(1,000)	(53,260)
Duke Energy Corporation	(562)	(54,868)
Evergy, Inc.	(3,150)	(227,304)
Eversource Energy	(4,845)	(447,872)
Hawaiian Electric Industries, Inc.	(4,416)	(215,987)
Iberdrola SA (b)	(512)	(5,602)
NextEra Energy, Inc.	(1,125)	(301,725)
OGE Energy Corporation	(3,086)	(141,493)
Pinnacle West Capital Corporation	(567)	(55,390)
Portland General Electric Company	(312)	(19,188)
The Southern Company	(10,342)	(728,077)
The Xcel Energy, Inc.	(6,250)	(432,437)
		(2,723,607)
Electrical Equipment - (0.17)%
Eaton Corporation plc	(212)	(20,028)
Rockwell Automation, Inc.	(356)	(68,231)
Sensata Technologies Holding plc	(1,512)	(71,472)
		(159,731)
Electronic Equipment, Instruments & Components - (0.18)%
CDW Corporation	(378)	(49,310)
Cognex Corporation	(126)	(6,422)
II-VI, Inc.	(2,520)	(84,798)
TE Connectivity Ltd. (b)	(375)	(34,568)
		(175,098)

Energy Equipment & Services - (0.26)%
Apergy Corporation	(101)	(2,612)
Halliburton Company	(2,487)	(54,241)
Nabors Industries Ltd.	(6,925)	(14,335)
National Oilwell Varco, Inc.	(2,389)	(49,237)
Patterson-UTI Energy, Inc.	(2,732)	(21,692)
Schlumberger Ltd.	(2,184)	(73,186)
Tenaris SA - ADR (b)	(756)	(15,642)
Transocean Ltd.	(2,243)	(10,228)
Valaris plc (b)	(1,966)	(10,046)
		(251,219)
Entertainment - (0.10)%
Electronic Arts, Inc.	(388)	(41,873)
Roku, Inc.	(334)	(40,397)
Spotify Technology SA (b)	(79)	(11,163)
		(93,433)
Food & Staples Retailing - (0.54)%
The Kroger Company	(6,678)	(179,371)
Performance Food Group Company	(4,392)	(227,462)
Sysco Corporation	(726)	(59,634)
Walmart, Inc.	(413)	(47,284)
		(513,751)
Food Products - (0.81)%
Archer-Daniels-Midland Company	(838)	(37,509)
Conagra Brands, Inc.	(1,701)	(55,997)
Flowers Foods, Inc.	(3,452)	(74,321)
General Mills, Inc.	(3,700)	(193,214)
The Hershey Company	(81)	(12,569)
The JM Smucker Company	(1,147)	(118,841)
Kellogg Company	(1,500)	(102,315)
Lamb Weston Holdings, Inc.	(693)	(63,278)
McCormick & Company, Inc.	(340)	(55,546)
Pilgrim's Pride Corporation	(1,251)	(32,588)
Tyson Foods, Inc., Class A	(350)	(28,920)
		(775,098)
Gas Utilities - (0.03)%
ONE Gas, Inc.	(315)	(29,768)

Health Care Equipment & Supplies - (0.21)%
Baxter International, Inc.	(302)	(26,944)
Becton, Dickinson and Company	(182)	(50,083)
Envista Holdings Corporation	(2,000)	(59,180)
Medtronic plc (b)	(254)	(29,322)
Nevro Corporation	(121)	(16,082)
STERIS plc	(115)	(17,329)
		(198,940)
Health Care Providers & Services - (0.32)%
HCA Holdings, Inc.	(157)	(21,792)
Humana, Inc.	(158)	(53,126)
MEDNAX, Inc.	(1,148)	(26,484)
Premier, Inc., Class A	(1,700)	(59,109)
Quest Diagnostics, Inc.	(315)	(34,861)
UnitedHealth Group, Inc.	(424)	(115,519)
		(310,891)
Health Care Technology - (0.26)%
Cerner Corporation	(416)	(29,881)
Change Healthcare, Inc.	(14,261)	(221,331)
		(251,212)
Hotels, Restaurants & Leisure - (1.76)%
Boyd Gaming Corporation	(1,638)	(48,894)
Carnival Corporation	(4,006)	(174,381)
The Cheesecake Factory, Inc.	(3,371)	(129,446)
Chipotle Mexican Grill, Inc.	(170)	(147,349)
Choice Hotels International, Inc.	(424)	(42,485)
Cracker Barrel Old Country Store, Inc.	(448)	(68,513)
Darden Restaurants, Inc.	(1,300)	(151,359)
Hilton Grand Vacations, Inc.	(2,601)	(82,998)
Hyatt Hotels Corporation, Class A	(85)	(7,186)
Las Vegas Sands Corporation	(600)	(39,186)
Marriott International, Inc., Class A	(2,721)	(381,103)
Marriott Vacations Worldwide Corporation	(454)	(54,589)
MGM Resorts International	(3,969)	(123,277)
Norwegian Cruise Line Holdings Ltd. (b)	(121)	(6,516)
Penn National Gaming, Inc.	(2,183)	(65,119)
SeaWorld Entertainment, Inc.	(1,392)	(47,968)
Vail Resorts, Inc.	(296)	(69,415)
The Wendy's Company	(2,256)	(48,888)
		(1,688,672)

Household Durables - (0.36)%
D.R. Horton, Inc.	(222)	(13,142)
Leggett & Platt, Inc.	(598)	(28,459)
Lennar Corporation, Class A	(1,411)	(93,634)
MDC Holdings, Inc.	(1,104)	(46,523)
Meritage Homes Corporation	(88)	(6,244)
Mohawk Industries, Inc.	(609)	(80,193)
PulteGroup, Inc.	(1,134)	(50,633)
Sonos, Inc.	(99)	(1,358)
TRI Pointe Group, Inc.	(937)	(15,236)
Whirlpool Corporation	(86)	(12,571)
		(347,993)
Household Products - (0.31)%
Church & Dwight Company, Inc.	(891)	(66,130)
The Clorox Company	(335)	(52,699)
Energizer Holdings, Inc.	(650)	(30,069)
Kimberly-Clark Corporation	(1,000)	(143,240)
		(292,138)
Industrial Conglomerates - (0.30)%
3M Company	(1,667)	(264,486)
Roper Technologies, Inc.	(68)	(25,953)
		(290,439)
Insurance - (0.77)%
Aflac, Inc.	(1,815)	(93,600)
The Allstate Corporation	(937)	(111,072)
Chubb Ltd. (b)	(500)	(75,995)
The Hanover Insurance Group, Inc.	(14)	(1,940)
Markel Corporation	(67)	(78,589)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - Reg (b)	(441)	(130,025)
The Progressive Corporation	(945)	(76,252)
Prudential Financial, Inc.	(1,250)	(113,825)
Zurich Insurance Group AG (b)	(126)	(52,305)
		(733,603)
Interactive Media & Services - (0.09)%
Cargurus, Inc.	(184)	(6,560)
Facebook, Inc., Class A	(131)	(26,450)
Twitter, Inc.	(1,548)	(50,279)
		(83,289)
Internet & Direct Marketing Retail - (0.26)%
Booking Holdings, Inc.	(13)	(23,797)
Chewy, Inc., Class A	(1,935)	(51,297)
Fiverr International Ltd. (b)	(242)	(6,314)
GrubHub, Inc.	(2,707)	(146,584)
The RealReal, Inc.	(726)	(10,505)
Shutterstock, Inc.	(151)	(6,543)
		(245,040)

IT Services - (0.56)%
Accenture plc, Class A (b)	(528)	(108,351)
Cognizant Technology Solutions Corporation, Class A	(945)	(58,004)
FleetCor Technologies, Inc.	(252)	(79,438)
International Business Machines Corporation	(1,117)	(160,546)
Leidos Holdings, Inc.	(378)	(37,978)
Mastercard, Inc., Class A	(125)	(39,492)
MongoDB, Inc.	(315)	(51,632)
		(535,441)
Leisure Products - (0.20)%
Brunswick Corporation	(1,008)	(63,353)
Hasbro, Inc.	(1,148)	(116,947)
Peloton Interactive, Inc., Class A	(375)	(12,135)
		(192,435)
Life Sciences Tools & Services - (0.09)%
Agilent Technologies, Inc.	(125)	(10,320)
Thermo Fisher Scientific, Inc.	(252)	(78,924)
		(89,244)
Machinery - (0.84)%
AGCO Corporation	(559)	(39,208)
Altra Industrial Motion Corporation	(630)	(20,954)
Caterpillar, Inc.	(1,380)	(181,263)
Cummins, Inc.	(153)	(24,475)
Donaldson Company, Inc.	(1,065)	(55,220)
Illinois Tool Works, Inc.	(655)	(114,612)
Kennametal, Inc.	(375)	(11,734)
Lincoln Electric Holdings, Inc.	(128)	(11,415)
PACCAR, Inc.	(864)	(64,117)
Parker-Hannifin Corporation	(423)	(82,777)
Pentair plc (b)	(358)	(15,369)
Sandvik AB (b)	(252)	(4,611)
Terex Corporation	(956)	(24,235)
Wabtec Corporation	(1,653)	(122,091)
Xylem, Inc.	(438)	(35,767)
		(807,848)

Marine - 0.00%
Seaspan Corporation (b)	(304)	(3,669)

Media - (0.80)%
Altice USA, Inc., Class A	(23)	(629)
AMC Networks, Inc., Class A	(906)	(33,151)
Charter Communications, Inc., Class A	(302)	(156,273)
Discovery, Inc., Class A	(233)	(6,818)
Fox Corporation, Class A	(1,105)	(40,973)
MSG Networks, Inc., Class A	(1,445)	(21,978)
National CineMedia, Inc.	(4,378)	(32,310)
Omnicom Group, Inc.	(3,550)	(267,350)
Publicis Groupe SA (b)	(3,313)	(146,863)
ViacomCBS, Inc., Class B	(761)	(25,973)
WPP plc - ADR (b)	(626)	(38,912)
		(771,230)
Multiline Retail - (0.01)%
Macy's, Inc.	(625)	(9,969)

Multi-Utilities - (0.91)%
Consolidated Edison, Inc.	(500)	(47,000)
National Grid plc - ADR (b)	(762)	(50,506)
Public Service Enterprise Group, Inc.	(750)	(44,400)
WEC Energy Group, Inc.	(7,352)	(734,391)
		(876,297)
Oil, Gas & Consumable Fuels - (1.95)%
Antero Resources Corporation	(11,408)	(21,105)
Cabot Oil & Gas Corporation	(6,682)	(94,149)
Chevron Corporation	(2,064)	(221,137)
Continental Resources, Inc.	(3,159)	(85,988)
DCP Midstream Partners LP	(360)	(7,571)
Devon Energy Corporation	(5,891)	(127,953)
Diamondback Energy, Inc.	(491)	(36,530)
Enable Midstream Partners LP	(1,425)	(13,395)
Enbridge, Inc. (b)	(1,449)	(58,931)
Extraction Oil & Gas, Inc.	(7,560)	(10,735)
Exxon Mobil Corporation	(4,658)	(289,355)
Gulfport Energy Corporation	(3,263)	(5,058)
Kinder Morgan, Inc.	(2,875)	(60,001)
Laredo Petroleum, Inc.	(10,458)	(17,988)
Magellan Midstream Partners LP	(400)	(24,552)
Marathon Oil Corporation	(9,954)	(113,177)
Murphy Oil Corporation	(6,502)	(136,282)
Noble Energy, Inc.	(5,932)	(117,276)
Oasis Petroleum, Inc.	(20,300)	(45,675)
Occidental Petroleum Corporation	(845)	(33,563)
Ovintiv, Inc.	(3,988)	(62,332)
Phillips 66	(270)	(24,670)
QEP Resources, Inc.	(14,369)	(45,550)
Range Resources Corporation	(4,879)	(14,637)
Royal Dutch Shell plc - ADR (b)	(2,969)	(154,833)
Southwestern Energy Company	(6,962)	(10,930)
Whiting Petroleum Corporation	(7,014)	(31,844)
		(1,865,217)
Personal Products - (0.15)%
The Estee Lauder Companies, Inc., Class A	(747)	(145,785)

Pharmaceuticals - (0.26)%
Eli Lilly & Company	(302)	(42,171)
GlaxoSmithKline plc - ADR (b)	(3,370)	(157,716)
Pfizer, Inc.	(819)	(30,500)
Roche Holding AG - ADR (b)	(508)	(21,234)
		(251,621)
Professional Services - (0.30)%
Nielsen Holdings plc	(14,082)	(287,273)

Real Estate Investment Trusts (REITs) - (10.56)%
Acadia Realty Trust	(10,108)	(250,881)
Agree Realty Corporation	(3,170)	(240,698)
Alexandria Real Estate Equities, Inc.	(3,385)	(552,432)
American Finance Trust, Inc.	(11,719)	(151,995)
Brandywine Realty Trust	(12,160)	(189,939)
Camden Property Trust	(5,102)	(573,618)
CareTrust REIT, Inc.	(21,521)	(477,336)
CubeSmart	(2,095)	(66,349)
Cousins Properties, Inc.	(5,608)	(229,535)
Diversified Healthcare Trust	(15,668)	(120,957)
Essex Property Trust, Inc.	(1,303)	(403,617)
Federal Realty Investment Trust	(4,082)	(510,332)
Franklin Street Properities Corporation	(44,638)	(339,249)
Gaming and Leisure Properties, Inc.	(10,310)	(487,199)
Healthcare Realty Trust, Inc.	(11,844)	(427,095)
Host Hotels & Resorts, Inc.	(1,118)	(18,268)
Invitation Homes, Inc.	(9,192)	(289,272)
Kilroy Realty Corporation	(2,209)	(182,397)
Kimco Realty Corporation	(32,406)	(617,334)
Kite Realty Group Trust	(8,486)	(145,959)
Lamar Advertising Company, Class A	(1,109)	(102,926)
Lexington Realty Trust	(21,031)	(232,813)
LTC Properties, Inc.	(5,055)	(233,339)
Medical Properties Trust, Inc.	(15,744)	(348,730)
Pebblebrook Hotel Trust	(1,260)	(29,887)
Prologis, Inc.	(4,304)	(399,756)
Public Storage	(743)	(166,254)
Realty Income Corporation	(6,803)	(533,423)
RLJ Lodging Trust	(1,348)	(20,975)
SL Green Realty Corporation	(5,008)	(460,936)
STORE Capital Corporation	(9,967)	(391,205)
Sun Communities, Inc.	(718)	(116,438)
Tanger Factory Outlet Centers, Inc.	(32,189)	(470,925)
Terreno Realty Corporation	(1,707)	(97,743)
VEREIT, Inc.	(24,234)	(236,524)
		(10,116,336)

Real Estate Management & Development - (0.14)%
Brookfield Property Partners LP (b)	(6,904)	(127,931)
Realogy Holdings Corporation	(504)	(5,337)
		(133,268)
Road & Rail - (1.26)%
Avis Budget Group, Inc.	(1,717)	(56,318)
Canadian Pacific Railway Ltd. (b)	(889)	(236,305)
J.B. Hunt Transport Services, Inc.	(198)	(21,370)
Kansas City Southern	(3,047)	(513,998)
Old Dominion Freight Line, Inc.	(1,220)	(239,401)
Saia, Inc.	(124)	(10,800)
Schneider National, Inc., Class B	(710)	(15,812)
TFI International, Inc. (b)	(2,142)	(68,595)
Werner Enterprises, Inc.	(1,313)	(48,397)
		(1,210,996)
Semiconductors & Semiconductor Equipment - (0.92)%
Analog Devices, Inc.	(197)	(21,621)
Applied Materials, Inc.	(168)	(9,742)
Broadcom, Inc.	(65)	(19,835)
Cypress Semiconductor Corporation	(10,922)	(254,810)
Dialog Semiconductor plc (b)	(315)	(13,837)
Infineon Technologies AG (b)	(2,828)	(60,754)
Intel Corporation	(630)	(40,276)
Texas Instruments, Inc.	(3,835)	(462,693)
		(883,568)
Software - (2.24)%
8x8, Inc.	(302)	(5,623)
Appian Corporation	(504)	(25,724)
Autodesk, Inc.	(1,127)	(221,850)
Blackline, Inc.	(250)	(15,292)
Citrix Systems, Inc.	(252)	(30,547)
CrowdStrike Holdings, Inc., Class A	(500)	(30,545)
Datadog, Inc., Class A	(2,595)	(119,915)
Elastic NV	(720)	(46,714)
FireEye, Inc.	(5,040)	(80,539)
Guidewire Software, Inc.	(378)	(42,525)
HubSpot, Inc.	(630)	(113,992)
Microsoft Corporation	(200)	(34,046)
New Relic, Inc.	(756)	(49,903)
Oracle Corporation	(5,937)	(311,396)
PagerDuty, Inc.	(4,455)	(103,891)
Paycom Software, Inc.	(504)	(160,353)
PTC, Inc.	(315)	(26,183)
SAP SE - ADR (b)	(945)	(123,578)
ServiceNow, Inc.	(100)	(33,823)
Slack Technologies, Inc., Class A	(5,729)	(118,762)
SolarWinds Corporation	(3,630)	(68,680)
The Trade Desk, Inc., Class A	(544)	(146,434)
VMware, Inc., Class A	(605)	(89,576)
Workday, Inc., Class A	(546)	(100,808)
Zoom Video Communications, Inc., Class A	(562)	(42,881)
		(2,143,580)

Specialty Retail - (0.23)%
Best Buy Company, Inc.	(579)	(49,036)
Five Below, Inc.	(655)	(74,159)
Lowe's Companies, Inc.	(743)	(86,366)
Signet Jewelers Ltd.	(252)	(6,126)
		(215,687)
Technology Hardware, Storage & Peripherals - (0.51)%
Hewlett Packard Enterprise Company	(17,317)	(241,226)
NetApp, Inc.	(4,419)	(235,974)
Seagate Technology plc	(121)	(6,896)
		(484,096)
Textiles, Apparel & Luxury Goods - (0.16)%
NIKE, Inc., Class B	(1,114)	(107,278)
Puma SE (b)	(545)	(43,640)
		(150,918)
Trading Companies & Distributors - (0.27)%
Air Lease Corporation	(844)	(36,241)
Beacon Roofing Supply, Inc.	(334)	(11,059)
Fastenal Company	(1,529)	(53,332)
Triton International Limited (b)	(1,764)	(66,238)
United Rentals, Inc.	(63)	(8,549)
W.W. Grainger, Inc.	(160)	(48,427)
WESCO International, Inc.	(706)	(34,177)
		(258,023)
Water Utilities - (0.36)%
American States Water Company	(339)	(30,022)
American Water Works Company, Inc.	(2,281)	(310,672)
		(340,694)
Wireless Telecommunication Services - (0.20)%
SoftBank Group Corporation (b)	(4,725)	(190,770)

Total Short Common Stocks
Proceeds $(36,772,451)		(36,661,802)

SHORT PREFERRED STOCKS - (0.10)%
Henkel AG & Company KGaA (b)	(920)	(93,566)
Total Short Preferred Stocks
Proceeds $(95,151)		(93,566)

SHORT EXCHANGE TRADED FUNDS - (9.07)%
Communication Services Select Sector SPDR Fund	(2,178)	(117,416)
Consumer Discretionary Select Sector SPDR Fund	(356)	(44,614)
Consumer Staples Select Sector SPDR Fund	(7,391)	(466,963)
Energy Select Sector SPDR Fund	(1,239)	(66,212)
ETFMG Prime Cyber Security ETF	(2,188)	(93,340)
Financial Select Sector SPDR Fund	(1,860)	(55,726)
Health Care Select Sector SPDR Fund	(3,385)	(335,589)
Industrial Select Sector SPDR Fund	(2,514)	(203,911)
Invesco QQQ Trust Series 1	(4,531)	(992,606)
iShares 20+ Year Treasury Bond ETF	(188)	(27,429)
iShares MSCI Eurozone ETF	(671)	(27,162)
iShares MSCI Germany ETF	(693)	(19,771)
iShares Nasdaq Biotechnology ETF	(441)	(50,190)
iShares Expanded Tech-Software Sector ETF	(1,116)	(277,516)
iShares Russell 2000 ETF	(5,418)	(869,752)
iShares S&P/TSX 60 Index ETF (b)	(1,907)	(37,581)
iShares Transportation Average ETF	(102)	(19,333)
iShares U.S. Real Estate ETF	(244)	(23,075)
iShares U.S. Technology ETF	(2,057)	(498,226)
JPMorgan Alerian MLP Index ETN	(913)	(18,762)
Material Select Sector SPDR	(845)	(48,697)
SPDR S&P 500 ETF Trust	(6,047)	(1,945,501)
SPDR S&P Biotech ETF	(756)	(67,375)
SPDR S&P Homebuilders ETF	(1,950)	(91,611)
SPDR S&P Regional Banking ETF	(3,150)	(170,699)
SPDR S&P Retail ETF	(1,467)	(63,169)
SPDR S&P Semiconductor ETF	(6,706)	(684,616)
Technology Select Sector SPDR Fund	(913)	(87,036)
United States Oil Fund LP	(1,962)	(21,268)
Utilities Select Sector SPDR Fund	(5,781)	(398,773)
VanEck Vectors Oil Services ETF	(8,079)	(88,061)
VanEck Vectors Semiconductor ETF	(2,856)	(392,900)
Vanguard Real Estate ETF	(3,418)	(321,053)
WisdomTree Europe Hedged Equity Fund	(984)	(66,794)
Total Short Exchange Traded Funds		(8,692,727)
Proceeds $(8,635,209)

Total Securities Sold Short
Proceeds $(45,502,811) - (47.43)%		(45,448,095)
Total Investments
(Cost $46,640,715) - 50.73%		48,611,148
Other Assets In Excess Of Liabilities - 49.27%		47,207,761
Total Net Assets - 100.00%		95,818,909

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC., doing business as U.S. Bank Global Fund Services ("Fund Services").

(a)	Non-income producing security.
(b)	Foreign security.
(c)
All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contacts, and futures contracts. The total value of securities marked for segregation as of January 31, 2020, is $44,744,827.

(d)	100 shares per contract.
(e)	The rate quoted is the annualized seven-day effective yield as of January 31, 2020.
(f)	Securities sold short are not owned by the Fund and cannot produce income.
(g)	Level 3 security.
(h)	Held in connection with a written option, see Schedule of Written Options for more details.
(i)
Restricted security. The Fund may own investment securities that have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued by the Valuation Committee under the supervsion of the Board of Trustees. As of January 31, 2020, these common stocks had a cost of $18,445 and their markets value represented 0.02% of total net assets.

ADR	- American Depository Receipt
ETF	- Exchange Traded Fund
ETN	- Exchange Traded Note
plc	- Public Limited Company
Reg	-Registered

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at  their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the "Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of January 31, 2020:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$49,501,170	$2,307,043	$14,270	$51,822,483
Long Convertible Preferred Stocks(1)	207,080	-	-	207,080
Long Exchange Traded Funds	34,388,347	-	-	34,388,347
Long Preferred Stocks	-	92,219	-	92,219
Long Rights	1,279	-	-	1,279
Long Warrants(3)	-	-	-	-
Money Market Fund	7,252,257	-	-	7,252,257
Purchased Options	56,198	239,380	-	295,578
Future Contracts(2)	-	358,781	-	358,781
	$91,406,331	$2,997,423	$14,270	$94,418,024

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Liabilities
Short Common Stocks(1)	$(35,705,795)	$(956,007)	$-	$(36,661,802)
Short Preferred Stocks	-	(93,566)	-	(93,566)
Short Exchange Traded Funds	(8,692,727)	-	-	(8,692,727)
Written Options	(663)	99,099)	-	(99,762)
Swap Contracts(2)	-	(16,155)	-	(16,155)
	$(44,399,185)	$(1,164,827)	$-	$(45,564,012)

(1) Please refer to the Schedule of Investments to view long and short common stocks/corporate bonds segregated by industry type.
(2) Swap contracts and future contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedules of Swap and Open Futures contracts.
(3) Amount is less than $0.50.

For the period ended January 31, 2020, there was one transfer to Level 3 securities.

Level 3 Reconciliation Disclosure
The following is a reconcilation of Level 3 assets for which significant unobservable inputs were used to determine fair value

Description	Common Stock	Warrants
Balance as of October 31, 2019	$865	$-
Purchases on Investments	-	34
(Sales) of Investments	-	-
Realized (Gain) Loss	-	(17)
Transfers Into Level 3	12,274	-
Change in Unrealized Appreciation (Depreciation)	1,131	(17)
Balance as of January 31, 2020	$14,270	$-

Significant unobservable valuation inputs monitored by the Valuation Committee under the supervision of the Board of Trustees for material Level 3 investments as of January 31, 2020 are as follows:

Description	Fair Value at January 31, 2020	Valuation Technique	Unobservable Input	Expected Distribution	Distribution Amount	Range/Weighted Average Unobservable Input
Common Stock*	$865	Expected Final Distribution	Final Distribution	$865	$0.4067	$0.40 - 0.42
Warrants	-	-	-	-	-	-

* The tables above do not include certain Level 3 investments that are valued by brokers. At January 31, 2020, the value of these securities were $13,405.

Weiss Alternative Balanced Risk Fund
SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
January 31, 2020

	Contracts (a)	Notional Amount	Value

CALL OPTIONS WRITTEN
AerCap Holdings NV
Expiration: February 2020, Exercise Price: $62.50	(25)	$(141,525)	$(687)
ASML Holding NV
Expiration: February 2020, Exercise Price: $290.00	(1)	(28,066)	(360)
Expiration: February 2020, Exercise Price: $300.00	(1)	(28,066)	(130)
Bottomline Technologies DE, Inc.
Expiration: June 2020, Exercise Price: $50.00	(14)	(75,040)	(9,450)
CBOE Volatility Index
Expiration: March 2020, Exercise Price: $30.00	(48)	(90,432)	(2,400)
Cheniere Energy, Inc.
Expiration: March 2020, Exercise Price: $70.00	(13)	(77,012)	(123)
CommVault Systems, Inc.
Expiration: February 2020, Exercise Price: $45.00	(3)	(13,506)	(375)
DTE Energy Company
Expiration: February 2020, Exercise Price: $135.00	(6)	(79,566)	(825)
Elanco Animal Health, Inc.
Expiration: February 2020, Exercise Price: $33.00	(15)	(46,350)	(487)
Jacobs Engineering Group, Inc.
Expiration: February 2020, Exercise Price: $95.00	(4)	(37,012)	(630)
Lam Research Corporation
Expiration: February 2020, Exercise Price: $310.00	(1)	(29,821)	(482)
Micron Technology, Inc.
Expiration: February 2020, Exercise Price: $55.00	(10)	(53,090)	(1,315)
Nielsen Holdings plc
Expiration: February 2020, Exercise Price: $22.00	(50)	(102,000)	(625)
Occidental Petroleum Corporation
Expiration: February 2020, Exercise Price: $52.50	(36)	(142,992)	(72)
PayPal Holdings, Inc.
Expiration: February 2020, Exercise Price: $115.00	(12)	(136,668)	(2,844)
QUALCOMM, Inc.
Expiration: February 2020, Exercise Price: $90.00	(7)	(59,717)	(1,180)
Tandem Diabetes Care, Inc.
Expiration: February 2020, Exercise Price: $75.00	(1)	(7,604)	(455)
Expiration: February 2020, Exercise Price: $80.00	(1)	(7,604)	(203)
Uber Technologies, Inc.
Expiration: March 2020, Exercise Price: $37.00	(6)	(21,774)	(1,326)
United Rentals, Inc.
Expiration: February 2020, Exercise Price: $160.00	(3)	(40,707)	(30)
United States Oil Fund LP
Expiration: February 2020, Exercise Price: $14.00	(55)	(59,620)	(28)
Virtu Financial, Inc.
Expiration: February 2020, Exercise Price: $15.00	(5)	(8,345)	(975)
Walgreens Boots Alliance, Inc.
Expiration: April 2020, Exercise Price: $75.00	(7)	(35,595)	(32)
			(25,034)

PUT OPTIONS WRITTEN
ACADIA Pharmaceuticals, Inc.
Expiration: February 2020, Exercise Price: $40.00	(1)	(3,994)		(207)
Biohaven Pharmaceutical Holding Company Ltd.
Expiration: February 2020, Exercise Price: $35.00	(11)	(53,339)		(1,210)
CBOE Volatility Index
Expiration: February 2020, Exercise Price: $15.00	(13)	(24,492)		(520)
Change Healthcare, Inc.
Expiration: February 2020, Exercise Price: $15.00	(7)	(10,864)		(350)
Cheniere Energy, Inc.
Expiration: March 2020, Exercise Price: $57.50	(13)	(77,012)		(2,080)
Consolidated Edison, Inc.
Expiration: February 2020, Exercise Price: $89.00	(6)	(56,400)		(240)
DexCom, Inc.
Expiration: February 2020, Exercise Price: $210.00	(1)	(24,075)		(320)
Dominion Energy, Inc.
Expiration: February 2020, Exercise Price: $82.50	(63)	(540,225)		(2,520)
Elanco Animal Health, Inc.
Expiration: February 2020, Exercise Price: $29.00	(11)	(33,990)		(412)
Grubhub, Inc.
Expiration: February 2020, Exercise Price: $50.00	(15)	(81,225)		(3,788)
Invesco QQQ Trust Series 1
Expiration: February 2020, Exercise Price: $211.00	(22)	(481,954)		(3,806)
iShares Russell 2000 ETF
Expiration: February 2020, Exercise Price: $158.00	(6)	(96,318)		(1,125)
iShares 20+ Year Treasury Bond ETF
Expiration: February 2020, Exercise Price: $139.00	(10)	(145,900)		(90)
Marriott International, Inc.
Expiration: February 2020, Exercise Price: $125.00	(5)	(70,030)		(350)
Mastercard, Inc.
Expiration: February 2020, Exercise Price: $300.00	(6)	(189,564)		(1,317)
Nielsen Holdings plc
Expiration: February 2020, Exercise Price: $20.00	(38)	(77,520)		(1,520)
PagerDuty, Inc.
Expiration: February 2020, Exercise Price: $22.50	(25)	(58,300)		(1,750)
Paycom Software, Inc.
Expiration: February 2020, Exercise Price: $320.00	(1)	(31,816)		(1,550)
Pfizer, Inc.
Expiration: February 2020, Exercise Price: $37.00	(1)	(3,724)		(60)
Plains All American Pipeline LP
Expiration: February 2020, Exercise Price: $18.00	(94)	(156,510)		(13,865)
S&P 500 Index
Expiration: February 2020, Exercise Price: $3,235.00	(3)	(967,656)		(15,960)
SPDR S&P 500 ETF Trust
Expiration: February 2020, Exercise Price: $310.00	(3)	(96,519)		(573)
Expiration: February 2020, Exercise Price: $315.00	(1)	(32,173)		(287)
TechnipFMC plc
Expiration: April 2020, Exercise Price: $19.00	(63)	(104,013)		(18,743)
United Rentals, Inc.
Expiration: February 2020, Exercise Price: $140.00	(3)	(40,707)		(2,085)
				(74,728)
TOTAL OPTIONS WRITTEN
(Premiums received $76,090)			$	$(99,762)

Weiss Alternative Balanced Risk Fund
SCHEDULE OF SWAP CONTRACTS (UNAUDITED)
January 31, 2020

Counterparty	Security	Maturity Date	Pay/Receive Total Return on Reference Entity	Financing Rate	Payment Frequency	Number of Shares/Units	Notional Amount	Unrealized Appreciation (Depreciation)*
LONG EQUITY SWAP CONTRACTS
Morgan Stanley	Airbus Group SE	12/8/2021	Pay	0.600% + 1 Day EONIA	Monthly	524	$ 76,957	$ 2,766
Morgan Stanley	Aston Martin Lagonda Global Holdings plc	1/19/2022	Pay	0.600% + 1 Day SONIA	Monthly	3,702	24,375	531
Morgan Stanley	Coca-Cola HBC AG	1/6/2022	Pay	0.600% + 1 Day SONIA	Monthly	2,722	99,985	6,532
Morgan Stanley	EDF	7/1/2020	Pay	0.600% + 1 Day EONIA	Monthly	274	3,383	(828)
Morgan Stanley	Engie SA	7/1/2020	Pay	0.600% + 1 Day EONIA	Monthly	286	4,923	386
Morgan Stanley	InterContinental Hotels Group plc	2/1/2022	Pay	0.600% + 1 Day SONIA	Monthly	1,250	76,995	394
Morgan Stanley	Just Eat plc	9/29/2021	Pay	0.600% + 1 Day SONIA	Monthly	18,328	208,380	10,804
Morgan Stanley	MSQQULVL INDEX SWAP	12/31/2020	Pay		Monthly	1,513	221,266	–
Morgan Stanley	The Morgan Stanley Cyclicals vs. Defensives	7/20/2021	Pay	0.850%	Monthly	407	27,159	(2,374)
Morgan Stanley	Safran SA	1/5/2022	Pay	0.600% + 1 Day EONIA	Monthly	277	44,663	137
Morgan Stanley	SSE plc	7/28/2021	Pay	0.600% + 1 Day SONIA	Monthly	306	6,091	1,001
Morgan Stanley	Worldline SA	11/29/2021	Pay	0.600% + 1 Day EONIA	Monthly	2,390	168,414	1,841
SHORT EQUITY SWAP CONTRACTS
Morgan Stanley	Anglo American plc	2/2/2022	Receive	(0.500)% + 1 Day SONIA	Monthly	(315)	(8,297)	–
Morgan Stanley	Communications Equipment Basket	6/29/2020	Receive	(0.400)% + FED	Monthly	(321)	(12,387)	(143)
Morgan Stanley	Danone	1/5/2020	Receive	(0.500)% + EONIA	Monthly	(137)	(10,963)	513
Morgan Stanley	Flutter Entertainment plc	12/8/2021	Receive	(0.500)% + FED	Monthly	(3,600)	(408,220)	3,354
Morgan Stanley	High Beta Cyclicals	3/22/2021	Receive	(0.400)% + FED	Monthly	(1,512)	(64,048)	2,879
Morgan Stanley	Infotech Basket	6/29/2020	Receive	(0.450)% + FED	Monthly	(3,301)	(423,650)	(10,120)
Morgan Stanley	Lyxor CAC 40 (DR) UCITS ETF	1/5/2022	Receive	(0.630)% + 1 Day EONIA	Monthly	(850)	(53,443)	531
Morgan Stanley	Media Basket	6/29/2020	Receive	(0.400)% + FED	Monthly	(328)	(22,183)	432
Morgan Stanley	Software Basket	6/29/2020	Receive	(0.400)% + FED	Monthly	(2,520)	(288,817)	(32,585)
Morgan Stanley	Hitachi Ltd.	9/8/2021	Receive	(0.400)% + TONAR	Monthly	(20,407)	(217,404)	1,290
Morgan Stanley	MSWM2503 INDEX SWAP	9/8/2021	Receive	(0.400)% + TONAR	Monthly	(9,694)	(88,819)	(575)
Morgan Stanley	MSZZGRVL INDEX SWAP	12/31/2020			Monthly	(3,649)	(460,175)	(7,472)
Morgan Stanley	Peugeot SA	12/8/2021	Receive	(0.500)% + 1 Day EONIA	Monthly	(951)	(19,582)	2,693
Morgan Stanley	Rolls-Royce Holdings plc	1/17/2022	Receive	(0.500)% + 1 Day SONIA	Monthly	(10,180)	(89,669)	(2,181)
Morgan Stanley	The Morgan Stanley U.S. Growth Long Basket	4/1/2020	Receive	(0.700)% + FED	Monthly	(2,477)	(380,854)	(3,674)
Morgan Stanley	The Morgan Stanley U.S. Momentum Long Basket	4/1/2020	Receive	(0.400)% + FED	Monthly	(1,969)	(285,534)	421
Morgan Stanley	U.S. FIN Momentum Short	11/3/2021	Receive	(0.350)% + FED	Monthly	(300)	(49,386)	1,997
Morgan Stanley	WPP plc	7/12/2021	Receive	(0.500)% + 1 Day SONIA	Monthly	(5,656)	(70,324)	5,295
								$ (16,155)

plc - Public Limited Company
* Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

EONIA - Euro Overnight Index Average
FED - Federal Funds Rate
SONIA - Sterling Overnight Index Average
TONAR - Bank of Japan Estimated Unsecured Overnight Call Rate

Weiss Alternative Balanced Risk Fund
SCHEDULE OF OPEN FUTURES CONTACTS (UNAUDITED)
January 31, 2020

				Value and Unrealized
		Number of Contracts		Appreciation
Expiration Date	Description	Purchased	Notional Amount	(Depreciation)
LONG FUTURES CONTRACTS
3/20/2020	CBT 10-Year U.S. Treasury Bond	128	$13,267,580	$267,812
3/20/2020	CBT Long Term U.S. Treasury Bond	10	1,387,397	42,487
3/20/2020	CBT Ultra Long Term U.S. Treasury Bond	79	9,396,534	479,126
12/15/2020	Cocoa	7	187,740	3,030
3/13/2020	Corn	7	133,437	(1,245)
3/20/2020	E-Mini Russell 2000	20	1,614,700	(54,922)
3/20/2020	E-Mini S&P 500	92	14,830,400	2,364
3/20/2020	E-Mini S&P MidCap 400	40	8,028,000	(105,440)
4/15/2020	Lean Hogs	7	172,480	(44,581)
4/8/2020	LME Aluminum	14	600,831	(30,553)
4/23/2020	LME Copper	1	139,094	(10,919)
4/9/2020	LME Nickel	1	76,997	(8,057)
4/14/2020	LME Nickel	2	154,068	(12,048)
4/21/2020	LME Nickel	1	77,052	(5,361)
4/23/2020	LME Nickel	1	77,063	(2,887)
4/6/2020	LME Zinc	2	110,112	(10,085)
2/26/2020	Natural Gas	8	147,300	(24,229)
4/28/2020	Platinum	4	192,380	(1,770)
3/13/2020	Soybean	9	392,625	(27,201)
3/13/2020	Soybean Oil	1	17,964	(1,083)
9/30/2020	Sugar No. 11	18	288,288	(3,120)
3/13/2020	Winter Wheat	4	93,100	(1,211)
2/20/2020	WTI Crude Oil	13	670,280	(104,041)
				$346,066
SHORT FUTURES CONTRACTS
9/15/2020	Cocoa	(7)	$(194,530)	$(3,130)
3/27/2020	Copper	(3)	(188,775)	405
3/13/2020	Corn	(1)	(19,063)	172
4/30/2020	LME Aluminum	(4)	(6,888,000)	36,488
3/27/2020	Palladium	(1)	(222,470)	(21,162)
4/30/2020	Sugar No. 11	(18)	(289,296)	1,204
3/13/2020	Wheat	(4)	(110,750)	(1,262)
				$12,715

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title) /s/ Ryan L. Roell                    \
                                        Ryan L. Roell, President

Date   March 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ryan L. Roell
                                          Ryan L. Roell, President

Date   March 30, 2020

By (Signature and Title)* /s/ Cullen O. Small            \
                                          Cullen O. Small, Treasurer

Date   March 30, 2020

* Print the name and title of each signing officer under his or her signature.